INCOME TAXES - Schedule of Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Taxes [Abstract]
Deferred tax liabilities	$ (21)	$ (6)	[1]
Net deferred tax position	$ (21)	$ (6)

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation